Notes to the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Notes to the Consolidated Financial Statements
Schedule of contribution of Russian assets to key income and cash flow indicators

Russian Upstream Assets (M$)	2022	2021
Net income (share) TotalEnergies	(11,578)	1,995
Operating cash flow	1,480	1,163

Schedule of Capital Employed by TotalEnergies in Russia

	As of	As of
	December 31, 2022	December 31, 2021
PAO Novatek	–	6,243
Yamal LNG	4,626	4,333
Arctic LNG 2	–	2,450
Terneftegas	–	573
Kharyaga	–	53
Provisions	(1,752)	–
Total	2,874	13,652